Income Taxes - Schedule of Canadian Non-Capital Losses Carried Forward (Details)	Oct. 31, 2025 USD ($)
Schedule of Canadian Non-Capital Losses Carried Forward [Line Items]
Total non-capital losses carried forward	$ 26,866,000
2037 [Member]
Schedule of Canadian Non-Capital Losses Carried Forward [Line Items]
Total non-capital losses carried forward	5,000
2038 [Member]
Schedule of Canadian Non-Capital Losses Carried Forward [Line Items]
Total non-capital losses carried forward	75,000
2039 [Member]
Schedule of Canadian Non-Capital Losses Carried Forward [Line Items]
Total non-capital losses carried forward	73,000
2040 [Member]
Schedule of Canadian Non-Capital Losses Carried Forward [Line Items]
Total non-capital losses carried forward	174,000
2041 [Member]
Schedule of Canadian Non-Capital Losses Carried Forward [Line Items]
Total non-capital losses carried forward	1,172,000
2042 [Member]
Schedule of Canadian Non-Capital Losses Carried Forward [Line Items]
Total non-capital losses carried forward	4,840,000
2043 [Member]
Schedule of Canadian Non-Capital Losses Carried Forward [Line Items]
Total non-capital losses carried forward	8,908,000
2044 [Member]
Schedule of Canadian Non-Capital Losses Carried Forward [Line Items]
Total non-capital losses carried forward	5,692,000
2045 [Member]
Schedule of Canadian Non-Capital Losses Carried Forward [Line Items]
Total non-capital losses carried forward	$ 5,927,000